FEDERAL INCOME TAXES (Details 3)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%
Statutory federal income tax rate	21.00%	21.00%	27.98%